7. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Details Narrative
Par value	$ 0.001	$ 0.001	$ 0.001
Authorized preferred stock	3,000	3,000	3,000
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Shares Available under the plan		6,724,027	6,792,013
Share of common stock issued	75,495,469	70,478,961	62,282